Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2020	December 31, 2019
Vehicles	$840,354	$702,447
Leasehold improvements	1,205,530	884,685
Furniture, fixtures and equipment	3,532,019	3,305,323
	5,577,903	4,892,455
(Accumulated depreciation)	(1,866,424)	(1,551,839)
Property and Equipment, net	$3,711,479	$3,340,616

	December 31,
	2019	2018
Vehicle	$1,148,993	$535,857
Leasehold improvements	884,685	441,725
Furniture, fixtures and equipment	2,858,777	1,417,061
	4,892,455	2,394,643
Accumulated depreciation and amortization	(1,551,839)	(573,822)

Property and equipment, net	$3,340,616	$1,820,821